Borrowed Funds (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Earliest	2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Last	2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.49%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	2.65%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	1.84%	1.95%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date	2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.62%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 164,463,000	$ 163,534,000
Federal Home Loan Bank Advances [Member]
Long-term Line of Credit	$ 10,000,000